Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties Balances and Transactions

Note 12 - Related Parties Balances and Transactions

A.Balances with Related Parties:

The following Related Party payables are included in the consolidated Balance Sheets:

	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Employee and related expenses	891	278
Accrued expenses	58	72

	949	350

On September 19, 2022, the Company entered into a share purchase agreement with the Company's Co- Founders, see Note 8B(4).

B.Transactions with Related Parties:

The following transactions with related parties are included in the consolidated Statements of Operations:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Salaries and related expenses	2,409	1,255
Share-based payments	2,466	1,775
Professional Services	231	244
Research and development	36	36

	5,142	3,310